Shareholder Report, Holdings (Details) - Unlimited HFND Multi-Strategy Return Tracker ETF	Aug. 31, 2024
iShares iBoxx $ High Yield Corporate BondÂ ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
iShares Convertible Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Vanguard Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Vanguard Total International Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
iShares MSCI Australia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
ProShares Investment Grade-Interest Rate Hedged ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
iShares J.P. Morgan EM High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SPDR S&P Homebuilders ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.10%
Percent of Net Short Exposure	9.00%
Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)